Cover	Sep. 24, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On September 29, 2021, Jasper Therapeutics, Inc., a Delaware corporation (f/k/a Amplitude Healthcare Acquisition Corporation) (the “Company”), filed a Current Report on Form 8-K (the “Original Report”) to report the Closing and related matters under Items 1.01, 2.01, 3.02, 4.01, 5.01, 5.02, 5.06, 7.01 and 9.01 of Current Report on Form 8-K. Due to the large number of events to be reported under the specified items of Current Report on Form 8-K, this Amendment No. 1 to Form 8-K is being filed to amend the Original Report to include additional matters related to the transaction under Items 3.03, 5.03 and 5.05 of Form 8-K. Capitalized terms used herein but not defined herein have the meanings given to such terms in the Original Report.
Document Period End Date	Sep. 24, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-39138
Entity Registrant Name	Amplitude Healthcare Acquisition Corp
Entity Central Index Key	0001788028
Entity Tax Identification Number	85-2984849
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2200 Bridge Pkwy
Entity Address, Address Line Two	Suite #102
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	650
Local Phone Number	549-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Voting Common Stock, par value $0.0001 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Voting Common Stock, par value $0.0001 per share
Trading Symbol	JSPR
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Voting Common Stock at an exercise price of $11.50
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Voting Common Stock at an exercise price of $11.50
Trading Symbol	JSPRW
Security Exchange Name	NASDAQ